Redeemable Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended			12 Months Ended
	Dec. 08, 2020	May 14, 2019	Feb. 22, 2019	Jun. 30, 2020	May 31, 2019	Feb. 28, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 09, 2020	Sep. 30, 2020	Sep. 12, 2020	Mar. 31, 2020	Dec. 31, 2017
Redeemable Convertible Preferred Stock [Abstract]
Shares Authorized							0	235,860,000
Shares Issued							0	230,667,000
Shares Outstanding							0	230,667,000
Aggregate Liquidation Preference							$ 0	$ 2,197
Carrying Value								2,264,000
Change in fair value of forward contract liability							$ 0	$ (67,000)	$ 0
Forward Contracts
Redeemable Convertible Preferred Stock [Abstract]
Fair value of forward contract liability		$ 68,000	$ 1,000
Other Expense, Net
Redeemable Convertible Preferred Stock [Abstract]
Change in fair value of forward contract liability					$ 67,000
Class A Common Stock
Class of Stock [Line Items]
Conversion of redeemable convertible preferred stock to common stock in connection with initial publuc offering (shares)	239,269,631
Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Abstract]
Shares Authorized	240,018,000
Shares Issued	238,983,000
Shares Outstanding	238,983,000			238,988,000			0	230,667,000	191,316,000		238,988,000		230,667,000	75,550,000
Aggregate Liquidation Preference	$ 2,579,000
Carrying Value	$ 2,646,000			$ 2,646,000			$ 0	$ 2,264,000	$ 985,000		$ 2,646,000		$ 2,264,000	$ 200,000
Series A-1 redeemable convertible preferred stock
Redeemable Convertible Preferred Stock [Abstract]
Shares Authorized	13,330,000
Shares Issued	13,330,000
Shares Outstanding	13,330,000
Shares issued, price per share (in USD)	$ 0.15
Per Share Conversion Price	$ 0.15
Aggregate Liquidation Preference	$ 2,000
Carrying Value	$ 7,000
Series A redeemable convertible preferred stock
Redeemable Convertible Preferred Stock [Abstract]
Shares Authorized	27,159,000
Shares Issued	27,159,000
Shares Outstanding	27,159,000
Shares issued, price per share (in USD)	$ 0.73
Per Share Conversion Price	$ 0.73
Aggregate Liquidation Preference	$ 20,000
Carrying Value	$ 20,000
Series B redeemable convertible preferred stock
Redeemable Convertible Preferred Stock [Abstract]
Shares Authorized	7,925,000
Shares Issued	7,925,000
Shares Outstanding	7,925,000
Shares issued, price per share (in USD)	$ 5.68
Per Share Conversion Price	$ 5.48
Aggregate Liquidation Preference	$ 45,000
Carrying Value	$ 45,000
Series C redeemable convertible preferred stock
Redeemable Convertible Preferred Stock [Abstract]
Shares Authorized	26,839,000
Shares Issued	26,839,000
Shares Outstanding	26,839,000
Shares issued, price per share (in USD)	$ 4.79
Per Share Conversion Price	$ 4.79
Aggregate Liquidation Preference	$ 128,000
Carrying Value	$ 128,000
Series D redeemable convertible preferred stock
Redeemable Convertible Preferred Stock [Abstract]
Shares Authorized	98,008,000
Shares Issued	98,008,000
Shares Outstanding	98,008,000
Shares issued, price per share (in USD)	$ 5.51									$ 5.50688
Per Share Conversion Price	$ 5.51
Aggregate Liquidation Preference	$ 540,000
Carrying Value	$ 535,000
Shares issued via conversion of convertible promissory notes issued in 2017 (in USD)												$ 4.78778
Series E redeemable convertible preferred stock
Redeemable Convertible Preferred Stock [Abstract]
Shares Authorized	18,055,000
Shares Issued	18,055,000
Shares Outstanding	18,055,000
Shares issued, price per share (in USD)	$ 13.85
Per Share Conversion Price	$ 13.85
Aggregate Liquidation Preference	$ 250,000
Carrying Value	$ 250,000
Series F redeemable convertible preferred stock
Redeemable Convertible Preferred Stock [Abstract]
Shares Authorized	18,186,000
Shares Issued	18,186,000
Shares Outstanding	18,186,000
Shares issued, price per share (in USD)	$ 22.48
Per Share Conversion Price	$ 22.48
Aggregate Liquidation Preference	$ 409,000
Carrying Value	$ 476,000
Number of preferred shares issued in subsequent transaction (in shares)		4,449,370	4,449,370			13,736,615
Sale of stock, price per share (in USD)						$ 22.4751
Gross proceeds from sale of shares				$ 382,000		$ 309,000
Series F redeemable convertible preferred stock | Forward Contracts
Redeemable Convertible Preferred Stock [Abstract]
Fair value of forward contract liability					$ 68,000	$ 1,000
Series F redeemable convertible preferred stock | Investor
Redeemable Convertible Preferred Stock [Abstract]
Number of preferred shares issued in subsequent transaction (in shares)					4,449,370
Gross proceeds from sale of shares					$ 100,000
Series G redeemable convertible preferred stock
Redeemable Convertible Preferred Stock [Abstract]
Shares Authorized	21,165,000
Shares Issued	21,165,000
Shares Outstanding	21,165,000
Shares issued, price per share (in USD)	$ 37.94
Per Share Conversion Price	$ 37.94
Aggregate Liquidation Preference	$ 803,000
Carrying Value	$ 803,000
Series H redeemable convertible preferred stock
Redeemable Convertible Preferred Stock [Abstract]
Shares Authorized	9,351,000
Shares Issued	8,316,000
Shares Outstanding	8,316,000
Shares issued, price per share (in USD)	$ 45.91
Per Share Conversion Price	$ 45.91
Aggregate Liquidation Preference	$ 382,000
Carrying Value	$ 382,000
Number of preferred shares issued in subsequent transaction (in shares)				8,321,395
Sale of stock, price per share (in USD)				$ 45.9062